Commitments and Contingencies (Details) - USD ($)		6 Months Ended	12 Months Ended
	Jul. 05, 2022	Jun. 30, 2022	Dec. 31, 2021
Commitments and Contingencies (Details) [Line Items]
Business combination percentage		3.50%	3.50%
Gross proceeds		$ 9,056,250	$ 9,056,250
Maximum [Member]
Commitments and Contingencies (Details) [Line Items]
Fee payable percentage	3.50%
Minimum [Member]
Commitments and Contingencies (Details) [Line Items]
Fee payable percentage	1.75%
Initial Public Offering [Member]
Commitments and Contingencies (Details) [Line Items]
Gross proceeds of total amount	$ 4,528,125
letter Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Original BCMA fee	$ 9,056,250